Shareholders' equity - Earnings per share - Continuing and discontinued operations (Details) - € / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Shareholders' equity [abstract]
Net income - basic (in euros per share)	€ 1.03	€ 0.63	€ 0.59
Net income of continuing operations - basic (in euros per share)	1.03	0.63	0.58
Net income of discontinued operations - basic (in euros per share)		0.00	0.01
Net income - diluted (in euros per share)	1.02	0.62	0.59
Net income of continuing operations - diluted (in euros per share)	€ 1.02	0.62	0.58
Net income of discontinued operations - diluted (in euros per share)		€ 0.00	€ 0.01